Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Loans and borrowings
Schedule of composition of loans and borrowings

20.1       Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2021	2020
	2021	2020
Local currency
Bonds	9.1%	6.4%	4,941,024	1,084,461
Syndicated loan	5.4%	5.6%	600,452	811,079
Lease liabilities (1)	6.3%	6.6%	823,922	836,489
Commercial loan	7.8%	6.3%	1,516,377	312,408
			7,881,775	3,044,437
Foreign currency
Bonds (2)	5.7%	6.0%	66,603,695	33,944,548
Commercial loan (3)	3.5%	3.6%	18,750,580	8,247,014
Loans from related parties (Note 31)	0.3%	0.8%	1,483,701	1,277,046
Lease liabilities (1)	6.0%	6.1%	341,177	218,709
			87,179,153	43,687,317
			95,060,928	46,731,754
Current			9,206,283	4,923,346
Non–current			85,854,645	41,808,408
			95,060,928	46,731,754
(1)	Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property, and vehicles, recognized by the implementation of IFRS 16 – Leases (See Note 16).
(2)	On October 27, public debt bonds were issued for USD $2,000 million, with maturity of 10 and 30 years, at coupon rates of 4.625% and 5.875%, respectively, to partially refinance the loan obtained for the acquisition of 51.4% of Interconexión Eléctrica S.A. (ISA). The movement of foreign currency bonds also corresponds to the increase in the exchange rate.
(3)	Corresponds mainly to the credit with international banks for the acquisition of ISA for USD$3,672 million (the equivalent value in pesos received corresponds to $14,190,267) subscribed between Ecopetrol and Banco Santander S.A., Citibank N.A., JPMorgan Chase Bank, N.A., and The Bank of Nova Scotia, each with a 25% participation. The main conditions of the financing are: (i) payment of 100% principal at maturity within a period of 2 years from the date of subscription of the contract; (ii) an interest rate of Libor USD (3M) + 80 basis points and (iii) an initial aggregate commission of 30 basis points. The Costs related to the issuance of debt correspond to $42,699 (Note 12).

Schedule of maturity of loans and borrowings

20.3       Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2021:

	Up to 1
	year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	290,858	1,152,829	1,423,909	2,073,428	4,941,024
Syndicated loan	239,597	360,855	—	—	600,452
Lease liabilities	188,477	340,283	283,070	12,092	823,922
Commercial loans	170,758	539,693	595,307	210,619	1,516,377
	889,690	2,393,660	2,302,286	2,296,139	7,881,775
Foreign currency
Bonds	3,275,138	27,550,698	17,515,876	18,261,983	66,603,695
Commercial loans	3,457,708	14,792,560	303,012	197,300	18,750,580
Lease liabilities	100,046	205,617	35,514	—	341,177
Loans from related parties	1,483,701	—	—	—	1,483,701
	8,316,593	42,548,875	17,854,402	18,459,283	87,179,153
	9,206,283	44,942,535	20,156,688	20,755,422	95,060,928

(1)Includes short-term credit and the current portion of long-term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2020:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	65,829	354,081	370,900	293,651	1,084,461
Syndicated loan	242,660	568,419	—	—	811,079
Lease liabilities	167,059	418,938	211,233	39,259	836,489
Commercial loans	106,410	205,998	—	—	312,408
	581,958	1,547,436	582,133	332,910	3,044,437
Foreign currency
Bonds	1,905,325	14,692,852	12,109,859	5,236,512	33,944,548
Commercial loans	1,098,593	6,563,863	584,558	—	8,247,014
Loans from related parties	1,277,046	—	—	—	1,277,046
Lease liabilities	60,424	149,381	8,904	—	218,709
	4,341,388	21,406,096	12,703,321	5,236,512	43,687,317
	4,923,346	22,953,532	13,285,454	5,569,422	46,731,754
(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

Schedule of Breakdown by type of interest rate and currency

20.4       Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2021 and 2020:

	2021	2020
Local currency
Fixed rate	1,239,723	523,870
Floating rate	6,642,052	2,520,567
	7,881,775	3,044,437
Foreign currency
Fixed rate	69,427,014	38,706,328
Floating rate	17,752,139	4,980,989
	87,179,153	43,687,317
	95,060,928	46,731,754